INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2024 (Details) $ in Millions, ₽ in Billions, ₸ in Billions, ₨ in Billions, ৳ in Billions, UZS in Billions										1 Months Ended												2 Months Ended		3 Months Ended		12 Months Ended
	Oct. 07, 2024 USD ($)	Sep. 25, 2024 USD ($)	Sep. 06, 2024 USD ($)	Jun. 18, 2024 USD ($)	Jun. 18, 2024 RUB (₽)	May 31, 2024 USD ($) drawdown	Oct. 09, 2023 USD ($)	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 PKR (₨)	Oct. 31, 2024	May 31, 2024 USD ($) drawdown	May 31, 2024 PKR (₨)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 PKR (₨)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 BDT (৳)	Apr. 30, 2022 USD ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 BDT (৳)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 PKR (₨)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 07, 2024 UZS	Sep. 25, 2024 KZT (₸)	Sep. 06, 2024 UZS	May 31, 2024 PKR (₨) drawdown	Feb. 29, 2024 BDT (৳)	Nov. 30, 2023 BDT (৳)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 PKR (₨)	Apr. 30, 2022 PKR (₨)
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings																										$ 1,483	$ 1,098	$ 1,619
Utilized																										3,348	3,707
Russian cash generating units
Disclosure of detailed information about borrowings [line items]
Consideration received in cash							$ 1,294	$ 1,294	₽ 130
Deferred consideration, receivable reassigned																											11
Veon Holdings B.V. RCF
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings																	$ 805	$ 250
New notes - April 2025, June 2025 and November 2027
Disclosure of detailed information about borrowings [line items]
Utilized																										1,563
Old notes subject to conversion
Disclosure of detailed information about borrowings [line items]
Utilized																										105
KaR-Tel LLP term facility with JSC Nurbank
Disclosure of detailed information about borrowings [line items]
Facility amount		$ 42																												₸ 21
Borrowings term		5 years
KaR-Tel LLP term facility with JSC Nurbank | National Bank of Kazakhstan base rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		1.25%																												1.25%
Unitel LLC credit facility with Hamkor Bank
Disclosure of detailed information about borrowings [line items]
Facility amount			$ 15																												UZS 200
Borrowings term			2 years
Borrowings, interest rate (in percent)			25.80%																												25.80%
Unitel LLC credit facility with JSC “National Bank for Foreign Economic Activity of the Republic of Uzbekistan”
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 14																												UZS 191
Borrowings term	2 years
Borrowings, interest rate (in percent)	22.00%																												22.00%
BDCL (Bangalink Digital Communications Ltd) | Syndicated loan with a 5 year maturity
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings																			$ 45	৳ 5		$ 27	৳ 3
Facility amount																		$ 73	$ 73			$ 73											৳ 8	৳ 8
Borrowings term																			5 years	5 years
BDCL (Bangalink Digital Communications Ltd) | Short-term facilities from different local banks
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings																			$ 129	৳ 15
PMCL (Pakistan Mobile Communications Ltd) | PKR15BN short term bonds
Disclosure of detailed information about borrowings [line items]
Proceeds													$ 54	₨ 15	$ 52	₨ 15
Bond maturity, term												6 months			6 months	6 months
PMCL (Pakistan Mobile Communications Ltd) | PKR15BN short term bonds | 3m KIBOR
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis												0.10%			(0.25%)	(0.25%)
PMCL (Pakistan Mobile Communications Ltd) | Syndicated loan with a 10 year maturity
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings																								$ 232	₨ 65
Facility amount						$ 270							270																			₨ 75
Greenshoe option amount						$ 54,000							54,000																			15
Borrowings term						10 years															10 years
Utilized																					$ 156																₨ 30
Notional amount																					$ 217														$ 164	₨ 40	₨ 40
PMCL (Pakistan Mobile Communications Ltd) | Bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Facility amount						$ 18							$ 18																			₨ 5
Borrowings term													10 years	10 years
Number of debt instruments | drawdown						3							3																			3
PMCL (Pakistan Mobile Communications Ltd) | Short-term facilities from different local banks
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings										$ 302	₨ 84
PMCL (Pakistan Mobile Communications Ltd) | Short-term facilities from different local banks | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings term										3 months	3 months
PMCL (Pakistan Mobile Communications Ltd) | Short-term facilities from different local banks | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term										6 months	6 months
PMCL (Pakistan Mobile Communications Ltd) | Short-term facilities from different local banks | 3m KIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis										3.00%	3.00%
PMCL (Pakistan Mobile Communications Ltd) | Short-term facilities from different local banks | 6m KIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis										3.00%	3.00%
VEON Holdings B.V. | September 2025 and September 2026 notes
Disclosure of detailed information about borrowings [line items]
Debt repayment				$ 53	₽ 5
Unitel LLC | Russian cash generating units
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 1,576
Deferred consideration																										72	72
Unitel LLC | Russian cash generating units | Issue of notes
Disclosure of detailed information about borrowings [line items]
Notional amount																										1,005
PJSC Vimpelcom | Russian cash generating units | Issue of notes
Disclosure of detailed information about borrowings [line items]
Notional amount																										$ 72	$ 72